Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 57,341	$ 69,373	$ 96,987
Trade receivables, net of allowance of $1,171 and $1,233	152,353	105,592	101,991
Related party receivables	9,662	17,912	11,082
Inventories	145,871	146,647	127,415
Deferred income taxes	20,631	21,044	10,621
Prepaid expenses and other current assets	20,309	22,253	21,776
Assets held for sale			3,897
Total current assets	406,167	382,821	373,769
Property, plant, and equipment, net	618,032	624,642	587,259
Identifiable intangible and other assets, net	385,916	394,962	385,321
Goodwill	760,648	765,586	762,336
Total Assets	2,170,763	2,168,011	2,108,685
Current liabilities:
Accounts payable and accrued expenses	271,033	295,864	235,047
Current portion of debt	15,000	15,000
Income taxes payable	5,610	11,678	1,366
Liabilities of disposal groups held for sale			837
Total current liabilities	291,643	322,542	237,250
Long-term debt	729,050	765,550	456,171
Deferred income taxes	250,619	218,285	254,306
Other long-term liabilities	64,769	76,678	20,272
Commitments and Contingencies
Dean Foods' net investment			1,172,254
Shareholders' equity:
Preferred stock value
Additional paid-in capital	833,940	792,828
Retained earnings	42,084	18,086
Accumulated other comprehensive loss	(43,072)	(27,688)	(36,335)
Equity attributable to The WhiteWave Foods Company		784,956	1,135,919
Non-controlling interest			4,767
Total equity	834,682	784,956	1,140,686
Total Liabilities and Equity	2,170,763	2,168,011	2,108,685
Common Class A [Member]
Shareholders' equity:
Common stock	230	230
Common Class B [Member]
Shareholders' equity:
Common stock	$ 1,500	$ 1,500